Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Vessels (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance,at beginning of period	$ 2,059,570
Vessel impairment charge	43,490	0	144,688
Balance,at end of period	2,249,087	2,059,570
Cost | Vessels
Balance,at beginning of period	2,562,411	2,364,707
Additions/transfers from vessels under construction	310,047	330,654
Vessel disposals		(132,950)
Depreciation	0	0
Balance,at end of period	2,872,458	2,562,411
Accumulated Depreciation | Vessels
Balance,at beginning of period	(502,841)	(408,437)
Additions/transfers from vessels under construction	0	0
Vessel disposals		15,249
Depreciation	(120,530)	(109,653)
Balance,at end of period	(623,371)	(502,841)
Net Book Value | Vessels
Balance,at beginning of period	2,059,570	1,956,270
Additions/transfers from vessels under construction	310,047	330,654
Vessel disposals		(117,701)
Depreciation	(120,530)	(109,653)
Balance,at end of period	$ 2,249,087	$ 2,059,570